Long-term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Term loans/Credit facilities	$ 1,607,500	$ 2,279,167
Less: Deferred financing costs	(54,090)	(43,402)
Total debt	2,853,410	2,735,765
Less: Current portion	(169,780)	(210,166)
Long-term portion	2,683,630	2,525,599
9.5% Senior Unsecured Notes
Debt Instrument [Line Items]
Senior Notes	500,000	500,000
6.5% Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	$ 800,000	$ 0